Goodwill and Other Intangible Assets - Future Amortization Expense (Details) $ in Millions	Mar. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 2.6
2022	3.3
2023	4.1
2024	4.4
2025	$ 4.5